Selling and Administrative Expenses - Summary of Other Administrative Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [Line Items]
Wages and salaries	₩ 4,769,925	₩ 4,375,123	₩ 4,024,805
Expenses related to post-employment benefits	246,823	206,614	228,610
Depreciation	3,530,770	3,346,461	3,204,744
Amortization	453,689	498,193	488,835
Research & development	555,560	518,409	536,274
Vehicles maintenance	2,594,589	2,297,544	3,077,044
Total administrative expenses	3,004,478	2,651,902	2,504,757
Administrative expenses [member]
Statement of comprehensive income [Line Items]
Wages and salaries	1,212,005	1,156,456	1,075,873
Expenses related to post-employment benefits	136,211	92,667	84,582
Other employee benefits	300,425	273,482	230,909
Travel	47,681	47,945	39,661
Depreciation	173,507	159,836	148,639
Amortization	113,130	96,004	90,069
Communication	13,472	11,956	10,890
Electricity	15,618	12,242	9,563
Taxes and public dues	94,658	100,639	95,976
Rental	45,440	48,243	36,732
Repairs	16,502	17,787	17,343
Entertainment	13,993	15,490	13,741
Advertising	102,271	107,223	103,551
Research & development	207,557	175,167	179,714
Service fees	268,701	234,815	225,072
Vehicles maintenance	7,880	7,660	7,102
Industry association fee	12,578	11,096	11,624
Conference	22,797	19,876	20,259
Bad debt expenses (reversal)	134,230	(17,785)	24,791
Others	65,822	81,103	78,666
Total administrative expenses	₩ 3,004,478	₩ 2,651,902	₩ 2,504,757